Derivatives and Fair Value of Financial Instruments - Fair Value of Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)
Commodities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Margin account	$ 29	$ 4
Commodities | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	4	6
Derivative assets and liabilities, net basis	15	9
Commodities | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	18	2
Derivative assets and liabilities, net basis	0	1
Foreign currencies
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Loss due to credit risk associated with derivative contracts	$ 8
Number of counterparties | item	7
Foreign currencies | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	$ 8	1
Interest rate swaps
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Loss due to credit risk associated with derivative contracts	0
Interest rate swaps | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	$ 6	$ 8